Interest and similar income and expense and net gain (loss) on investment securities and derivatives	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Interest and similar income and expense and net gain (loss) on investment securities and derivatives
Note 21 – Interest and similar income and expense and net gain (loss) on investment securities and derivatives
a) Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Central Bank compulsory deposits	4,734	5,063	7,201
Interbank deposits	1,173	1,080	744
Securities purchased under agreements to resell	16,197	17,365	25,711
Financial assets at fair value through other comprehensive income	10,758	9,194	8,886
Financial assets at amortized cost	2,582	2,614	3,017
Loans	81,046	73,640	75,568
Other financial assets	1,033	1,368	1,576

Total	117,523	110,324	122,703

b) Interest and similar expense

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Deposits	(18,559)	(17,484)	(13,340)
Securities sold under repurchase agreements	(20,473)	(20,889)	(33,087)
Interbank market funds	(13,231)	(13,587)	(10,059)
Institutional market funds	(6,837)	(6,773)	(6,852)
Financial expense from technical provisions for insurance and private pension plans	(16,720)	(11,815)	(14,918)
Other	(138)	(64)	(74)

Total	(75,958)	(70,612)	(78,330)

c) Adjustment to Fair Value of Financial Assets and Liabilities

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Financial assets at fair value through profit or loss	3,628	(4,110)	2,138
Derivatives (*)	(70)	(260)	2,028
Financial assets designated at fair value through profit or loss	(64)	(218)	180
Financial assets at fair value through other comprehensive income	628	(254)	(128)
Financial liabilities designated at fair value	(24)	8	(37)

Total	4,098	(4,834)	4,181

(*)	Includes the ineffective derivatives portion related to hedge accounting.
During the period ended 12/31/2019, ITAÚ UNIBANCO HOLDING derecognized R$ 992 Expected Losses, with loss of R$ (1) for Financial Assets – Fair Value through Other Comprehensive Income and reversal of R$ 993 for Financial Assets – Amortized Cost.